SCHEDULE OF INCOME TAX PROVISION (BENEFIT) (Details) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Current income tax (expenses) benefits	$ 169,171	$ 254,553
Total	169,171	254,553
Total	$ (169,171)	$ (254,553)
Gamehaus Inc [Member]
Current income tax (expenses) benefits			$ (130,307)	$ 78,743
Total			130,307	(78,743)
Total			$ (130,307)	$ 78,743